Goodwill and Other Intangibles (Details) - Schedule Changes In components Of Goodwill - VASO CORPORATION [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill [Line Items]
Beginning of period	$ 15,614	$ 15,722
Foreign currency translation adjustment	(63)	(108)
End of period	$ 15,551	$ 15,614